SIGNIFICANT - SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Equipment			$ 34,851
Computer equipment			3,179
Furniture and fixtures			2,363
Property and equipment - gross			40,393
Less accumulated depreciation			(22,004)
Property and equipment - net			$ 18,389